John Hancock Funds II

Supplement dated April 2, 2013 to the current Prospectus

Retirement Living Portfolios 2010 – 2050

The Ticker symbol for the Class R2 shares of Retirement Living through 2040 Portfolio is being amended on the front cover of the Prospectus as JLIEX.

You should read this Supplement in conjunction with the Prospectus and retain it for future reference.